Financial risk management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents, Amount	$ 719,808	$ 516,301	$ 213,372	$ 82,752
Not later than three months [member] | Interest Rate Risk [Member]
Cash and cash equivalents, Amount	$ 719,808
Cash and cash equivalents, Effective rate for the year	0.9029%
Kibali Jersey Limited [Member]
Cash and cash equivalents, Amount	$ 3,288	$ 18,865	$ 21,373
Kibali Jersey Limited [Member] | Not later than three months [member] | Interest Rate Risk [Member]
Cash and cash equivalents, Amount	$ 3,288
Cash and cash equivalents, Effective rate for the year	0.08%